INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
SUMMARY OF INTANGIBLE ASSETS AMORTIZATION EXPENSE

As part of Somah acquisition (Note 4), Marizyme purchased $18,170,000 of intangible assets related to the DuraGraft® technology.

	September 30, 2021			December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Krillase intangible assets	$28,600,000	$-	$28,600,000	$28,600,000	$-	$28,600,000
DuraGraft patent	5,256,000	(471,691)	4,784,309	14,147,729	(589,489)	13,558,240
Distributor relationship	308,000	(35,933)	272,067	-	-	-
IPR&D - Cyto Protectant Life Sciences	12,606,000	-	12,606,000	-	-	-
Patents in process	122,745	-	122,745	119,971	-	119,971
Total intangibles	$46,892,745	$(507,624)	$46,385,121	$42,867,700	$(589,489)	$42,278,211

	December 31, 2020			December 31, 2019
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Krillase - Patents, Patent Applications, Research and Development, Clinical Trials, Developed Technology	$28,600,000	$-	$28,600,000	$28,600,000	$-	$28,600,000
DuraGraft - Patents, Patent Applications, Research and Development, Clinical Trials, Developed Technology	14,147,729	(589,489)	13,558,240	-	-	-
Patents in process	119,971	-	119,971	13,000	-	13,000

Total Intangibles	$42,867,700	$(589,489)	$42,278,211	$28,613,000	$-	$28,613,000

SCHEDULE OF INTANGIBLE ASSETS

Balance, December 31, 2019	$28,613,000
Acquired in asset purchase agreement	14,147,729
Additions	106,971
Amortization expense	(589,489)
Balance, December 31, 2020	42,278,211
Acquired in Somah Transaction[1]	4,022,271
Additions	2,775
Amortization expense[1]	81,864
Balance, September 30, 2021	$46,385,121

1	To account for Somah Transaction measurement period adjustments, the Company restated the Quarterly Report on Form 10-Q for the three and six month ended June 30, 2021, originally filed on August 23, 2021. As a result of the restatement, the value of DuraGraft intangibles purchased with the Somah Transaction increased by $4,022,271 and related over estimated amortization of the intangibles decreased by $898,026.

Balance, December 31, 2019	$28,613,000
Acquired in asset purchase agreement	14,147,729
Additions	106,971
Accumulated amortization	(589,489)
Balance, December 31, 2020	$42,278,211